Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Working capital deficit	$ 2,800,000		$ 2,200,000
Accumulated deficit	$ 33,277,221		$ 32,688,198	$ 32,180,430
Antidilutive potential shares	1,773,099,415	0	1,660,936,000	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	7 years		7 years